Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments by category
Summary of financial instruments

		Financial
	Financial	assets at
Financial assets	assets at FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Trade receivables	—	282,113	282,113
Other receivables	—	34,595	34,595
Amounts due from related parties	—	597	597
Financial assets at fair value through profit or loss	201,223	—	201,223
Derivative financial instruments	2,002	—	2,002
Cash and cash equivalents	—	639,042	639,042
	203,225	956,347	1,159,572
As of December 31, 2022

Trade receivables	—	243,123	243,123
Other receivables	—	29,205	29,205
Amounts due from related parties	—	110	110
Financial assets at fair value through profit or loss	207,922	—	207,922
Cash and cash equivalents	—	176,266	176,266
	207,922	448,704	656,626

		Financial
	Financial	liabilities at
Financial liabilities	liabilities at FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Borrowings	—	19,554	19,554
Lease liabilities	—	54,437	54,437
Trade payables	—	55,767	55,767
Other payables	—	92,488	92,488
Amounts due to related parties	—	3	3
Other non-current liabilities	—	8,612	8,612
	—	230,861	230,861
As of December 31, 2022

Borrowings	—	116,832	116,832
Lease liabilities	—	41,735	41,735
Trade payables	—	63,048	63,048
Other payables	—	116,160	116,160
Other non-current liabilities	—	9,760	9,760
	—	347,535	347,535